UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Niemann Capital Management

Address:   5615 Scotts Valley Drive, Suite 200
           Scotts Valley, CA 95066


Form 13F File Number: 28-03429


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Corey Gamble
Title:  Compliance Manager
Phone:  800-622-1626

Signature,  Place,  and  Date  of  Signing:

/s/ Corey Gamble                   Scotts Valley, CA                  4/24/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              26

Form 13F Information Table Value Total:  $      252,181
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                 COLUMN 1                      COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ----------------
                                                                      VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
              NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
EMERGING GLOBAL SHARES INDXX BRAZIL         ETF            268461829     2054    85283          SOLE                Sole      0    0
INFRASTRUCTURE INDEX FUND
WISDOMTREE TRUST WISDOMTREE JAPAN SMALLCAP  ETF            97717W836     2184    47920          SOLE                Sole      0    0
DIVIDEND
ISHARES MSCI INDONESIA INVESTABLE MARKET    ETF            46429B309     2202    71181          SOLE                Sole      0    0
INDEX FUND
WISDOMTREE EMERGING MARKETS LOCAL DEBT FUND ETF            97717X867    14234   274311          SOLE                Sole      0    0
ISHARES JPMORGAN USD EMERGING MARKETS BOND  ETF            464288281     5145    45645          SOLE                Sole      0    0
FUND
ISHARES MSCI PHILIPPINES INVESTABLE MARKET  ETF            46429B408     2329    81020          SOLE                Sole      0    0
INDEX FUND
ISHARES MSCI ALL PERU CAPPED INDEX FUND     ETF            464289842     2215    47436          SOLE                Sole      0    0
ISHARES, INCORPORATED- SHARES MSCI          ETF            464286830     2199   150629          SOLE                Sole      0    0
MALAYSIA INDEX FUND
ISHARES, INCORPORATED- SHARES MSCI SOUTH    ETF            464286772     2147    36062          SOLE                Sole      0    0
KOREA INDEX FUND
ISHARES MCSI SOUTH AFRICA INDEX FUND ETF    ETF            464286780     2111    30632          SOLE                Sole      0    0
ISHARES IBOXX $ HIGH YIELD CORPORATE BOND   ETF            464288513     8725    96178          SOLE                Sole      0    0
FUND
ISHARES TRUST NASDAQ BIOTECH INDEX FUND-    ETF            464287556    21180   171777          SOLE                Sole      0    0
SHS NASDAQ BIOTECHNOLOGY INDEX FUND
ISHARES DOW JONES US PHARMACEUTICALS INDEX  ETF            464288836    20998   252811          SOLE                Sole      0    0
FUND
ISHARES TRUST- SHS DOW JONES US TECHNOLOGY  ETF            464287721    26687   342973          SOLE                Sole      0    0
SECTOR INDEX FUND
GLOBAL X NORWAY ETF                         ETF            37950E747     2169   148152          SOLE                Sole      0    0
POWERSHARES EMERGING MARKETS SOVEREIGN      ETF            73936T573     8913   318089          SOLE                Sole      0    0
DEBT PORTFOLIO
POWERSHARES ETF LEISURE & ENTERTAINMENT     ETF            73935X757      759    34664          SOLE                Sole      0    0
PORT
POWERSHARES ETF PHARMA PORT                 ETF            73935X799    22166   705239          SOLE                Sole      0    0
POWERSHARES ETF DYNAMIC RETAIL PORTFOLIO    ETF            73935X617    30743  1200431          SOLE                Sole      0    0
RYDEX ETF TRUST RYDEX S&P EQUAL WEIGHT      ETF            78355W882    20981   382874          SOLE                Sole      0    0
CONSUMER DISCRETIONARY ETF
ISHARES MSCI THAILAND INVESTABLE MARKET     ETF            464286624     2260    31055          SOLE                Sole      0    0
INDEX FUND
VANGUARD UTILITIES ETF                      ETF            92204A876     2904    38804          SOLE                Sole      0    0
SPDR S&P BIOTECH ETF                        ETF            78464A870    21247   264069          SOLE                Sole      0    0
SPDR S&P HOMEBUILDERS ETF                   ETF            78464A888     1633    76480          SOLE                Sole      0    0
SELECT SECTOR SPDRUTILITIES                 ETF            81369Y886     2995    85453          SOLE                Sole      0    0
SPDR S&P PHARMACEUTICALS ETF                ETF            78464A722    21001   367798          SOLE                Sole      0    0


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